                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5822
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                            MFS CHARTER INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Charter Income Trust

8/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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
BONDS - 97.7%
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AEROSPACE - 0.1%
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DRS Technologies, Inc., 7.625%, 2018                                                         $     440,000           $    440,000
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AGENCY - OTHER - 1.0%
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Financing Corp., 10.35%, 2018                                                                $   3,600,000           $  5,253,019
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AIRLINES - 0.2%
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Continental Airlines, Inc., 7.566%, 2020                                                     $   1,015,699           $  1,004,143
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ASSET BACKED & SECURITIZED - 7.7%
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Amresco Commercial Mortgage Funding I, 7%, 2029                                              $   3,000,000           $  3,018,520
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Asset Securitization Corp., FRN, 8.2945%, 2029                                                   2,000,000              2,084,440
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Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                             404,000                394,531
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Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1281%, 2040 (z)                          1,160,000              1,159,993
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Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                             1,120,248              1,094,868
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Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035                                         2,000,000              1,985,523
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Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2030 (a)                            2,000,000              2,044,036
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Crest Ltd., 7%, 2040 (a)                                                                         2,000,000              1,838,460
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DLJ Commercial Mortgage Corp., 6.04%, 2031                                                       2,000,000              2,032,613
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First Union-Lehman Brothers Bank of America, FRN, 0.6845%, 2035 (i)                             66,845,855              1,106,292
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)                                850,000                916,468
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First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                           3,000,000              3,376,414
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                        4,000,000              3,884,148
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Morgan Stanley Capital I, Inc., 5.168%, 2042                                                     1,532,020              1,501,289
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Mortgage Capital Funding, Inc., FRN, 0.8812%, 2031 (i)                                          17,002,313                170,443
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New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                            2,500,000              2,463,181
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Residential Asset Mortgage Products, Inc., 3.878%, 2035                                          1,233,591              1,223,708
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Spirit Master Funding LLC, 5.05%, 2023 (z)                                                       1,906,699              1,821,494
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Structured Asset Securities Corp., FRN, 4.67%, 2035                                              2,484,152              2,452,783
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TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                                       1,968,463              1,983,643
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Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                       2,000,000              1,919,625
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       2,000,000              1,945,164
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                                                                                                                     $ 40,417,636
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AUTOMOTIVE - 1.7%
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American Axle & Manufacturing, Inc., 5.25%, 2014                                             $     515,000           $    427,450
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DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                                                    400,000                480,340
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Ford Motor Credit Co., 6.625%, 2008                                                                196,000                192,745
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Ford Motor Credit Co., 5.8%, 2009                                                                1,100,000              1,053,750
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Ford Motor Credit Co., 7%, 2013                                                                    989,000                923,032
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General Motors Acceptance Corp., 5.85%, 2009                                                     1,842,000              1,787,714
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General Motors Acceptance Corp., 6.875%, 2011                                                    1,875,000              1,846,648
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General Motors Acceptance Corp., 6.75%, 2014                                                     1,746,000              1,673,867
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General Motors Corp., 8.375%, 2033                                                                 100,000                 83,750
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GMAC LLC, 6.125%, 2008                                                                             234,000                231,220
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Lear Corp., 8.11%, 2009                                                                            285,000                275,025
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Lear Corp., 5.75%, 2014                                                                              5,000                  4,025
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                                                                                                                     $  8,979,566
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BROADCASTING - 1.1%
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Allbritton Communications Co., 7.75%, 2012                                                   $     365,000           $    360,894
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CBS Corp., 6.625%, 2011                                                                            860,000                889,397
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EchoStar DBS Corp., 6.375%, 2011                                                                 1,945,000              1,893,944
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                 340,000                343,400
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Lamar Media Corp., 7.25%, 2013                                                                     675,000                669,937
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News America Holdings, 7.7%, 2025                                                                1,140,000              1,260,289
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News America, Inc., 6.2%, 2034                                                                     542,000                506,462
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                                                                                                                     $  5,924,323
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BROKERAGE & ASSET MANAGERS - 1.0%
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Goldman Sachs Group, Inc., 5.7%, 2012                                                        $   2,680,000           $  2,708,330
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Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                     2,537,000              2,675,992
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                                                                                                                     $  5,384,322
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BUSINESS SERVICES - 0.6%
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Iron Mountain, Inc., 7.75%, 2015                                                             $     175,000           $    173,250
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Xerox Corp., 7.625%, 2013                                                                          920,000                951,050
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Xerox Corp., 6.4%, 2016                                                                          2,000,000              1,980,192
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                                                                                                                     $  3,104,492
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CABLE TV - 1.1%
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CCH II Holdings LLC, 10.25%, 2010                                                            $     670,000           $    678,375
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CSC Holdings, Inc., 8.125%, 2009                                                                 1,050,000              1,085,437
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Grupo Televisa S.A., 8.5%, 2032                                                                    962,000              1,159,081
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Mediacom LLC, 9.5%, 2013                                                                           280,000                287,700
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Rogers Cable, Inc., 5.5%, 2014                                                                   1,025,000                949,406
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TCI Communications, Inc., 9.8%, 2012                                                             1,169,000              1,376,881
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                                                                                                                     $  5,536,880
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CHEMICALS - 1.0%
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BCP Crystal Holdings Corp., 9.625%, 2014                                                     $     204,000           $    221,085
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Equistar Chemicals LP, 10.125%, 2008                                                               375,000                395,625
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Hercules, Inc., 6.75%, 2029                                                                        740,000                697,450
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Huntsman International LLC, 10.125%, 2009                                                          331,000                337,620
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Lyondell Chemical Co., 11.125%, 2012                                                               615,000                670,350
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Nalco Co., 7.75%, 2011                                                                             650,000                661,375
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Nalco Co., 8.875%, 2013                                                                             70,000                 72,100
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Yara International A.S.A., 5.25%, 2014 (a)                                                       2,000,000              1,906,722
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                                                                                                                     $  4,962,327
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CONGLOMERATES - 0.2%
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Kennametal, Inc., 7.2%, 2012                                                                 $   1,140,000           $  1,202,954
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CONSTRUCTION - 0.5%
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Beazer Homes USA, Inc., 6.875%, 2015                                                         $   2,300,000           $  2,047,000
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M/I Homes, Inc., 6.875%, 2012                                                                      675,000                578,813
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                                                                                                                     $  2,625,813
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CONSUMER GOODS & SERVICES - 0.2%
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Church & Dwight Co., Inc., 6%, 2012                                                          $     460,000           $    432,400
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Service Corp. International, 8%, 2017 (a)                                                          360,000                344,700
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                                                                                                                     $    777,100
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CONTAINERS - 0.4%
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Ball Corp., 6.625%, 2018                                                                     $     475,000           $    457,188
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Crown Americas LLC., 7.75%, 2015                                                                   565,000                567,825
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Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                 378,000                388,395
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  865,000                875,813
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                                                                                                                     $  2,289,221
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DEFENSE ELECTRONICS - 0.9%
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BAE Systems Holdings, Inc., 4.75%, 2010 (a)                                                  $     790,000           $    766,491
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BAE Systems Holdings, Inc., 5.2%, 2015 (a)                                                       2,000,000              1,899,720
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L-3 Communications Corp., 5.875%, 2015                                                             750,000                708,750
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L-3 Communications Corp., 6.375%, 2015                                                           1,500,000              1,443,750
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                                                                                                                     $  4,818,711
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ELECTRONICS - 0.2%
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Flextronics International Ltd., 6.5%, 2013                                                   $     790,000           $    770,250
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Sensata Technologies B.V., 8%, 2014 (a)                                                            295,000                289,100
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                                                                                                                     $  1,059,350
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EMERGING MARKET QUASI-SOVEREIGN - 1.1%
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Banco do Brasil S.A., 7.95%, 2049 (a)                                                        $     161,000           $    160,195
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Gazprom OAO, 9.625%, 2013 (a)                                                                    1,510,000              1,783,688
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Pemex Project Funding Master Trust, 8.625%, 2022                                                 1,218,000              1,467,690
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Petroleum Export/Cayman, 5.265%, 2011 (a)                                                          267,764                262,896
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Petronas Capital Ltd., 7.875%, 2022 (a)                                                            464,000                554,935
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Petronas Capital Ltd., 7.875%, 2022                                                              1,340,000              1,602,613
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                                                                                                                     $  5,832,017
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EMERGING MARKET SOVEREIGN - 1.7%
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Republic of Argentina, FRN, 5.589%, 2012                                                     $   1,242,000           $  1,152,734
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Republic of Bulgaria, 8.25%, 2015                                                                  600,000                700,380
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Republic of Colombia, FRN, 7.2163%, 2015                                                         1,287,000              1,322,392
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Republic of El Salvador, 7.65%, 2035                                                                36,000                 37,710
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Republic of Indonesia, 6.875%, 2017 (a)                                                            171,000                172,710
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Republic of Panama, 9.375%, 2029                                                                 1,121,000              1,420,868
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Republic of South Africa, 9.125%, 2009                                                             469,000                510,624
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Russian Federation, 3%, 2008                                                                     2,690,000              2,573,792
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United Mexican States, 8.125%, 2019                                                                976,000              1,176,080
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                                                                                                                     $  9,067,290
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ENERGY - INDEPENDENT - 0.7%
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Chesapeake Energy Corp., 6.875%, 2016                                                        $   1,220,000           $  1,183,400
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Forest Oil Corp., 7.75%, 2014                                                                      550,000                554,125
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Newfield Exploration Co., 6.625%, 2014                                                             770,000                752,675
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Pan American Energy LLC, 7.75%, 2012 (z)                                                           109,000                109,681
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Quicksilver Resources, Inc., 7.125%, 2016                                                          510,000                487,050
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Vintage Petroleum, Inc., 8.25%, 2012                                                               550,000                581,259
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                                                                                                                     $  3,668,190
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ENERGY - INTEGRATED - 0.2%
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TNK-BP Finance S.A., 7.5%, 2016 (a)                                                          $   1,211,000           $  1,256,881
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ENTERTAINMENT - 0.5%
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AMC Entertainment, Inc., 9.5%, 2011                                                          $     224,000           $    223,440
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AMC Entertainment, Inc., 11%, 2016                                                                 200,000                217,250
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Six Flags, Inc., 9.75%, 2013                                                                       220,000                199,100
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Turner Broadcasting System, Inc., 8.375%, 2013                                                   1,784,000              1,989,435
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                                                                                                                     $  2,629,225
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FINANCIAL INSTITUTIONS - 0.6%
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Countrywide Financial Corp., 6.25%, 2016                                                     $   1,250,000           $  1,262,147
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HSBC Finance Corp., 5.5%, 2016                                                                   1,481,000              1,470,286
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International Lease Finance Corp., 5%, 2010                                                        321,000                315,706
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                                                                                                                     $  3,048,139
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FOOD & BEVERAGES - 0.1%
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B&G Foods Holding Corp., 8%, 2011                                                            $     170,000           $    172,550
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Michael Foods, Inc., 8%, 2013                                                                      315,000                321,300
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                                                                                                                     $    493,850
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FOREST & PAPER PRODUCTS - 0.8%
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Buckeye Technologies, Inc., 8.5%, 2013                                                       $     460,000           $    455,400
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Jefferson Smurfit Corp., 8.25%, 2012                                                               185,000                175,287
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MDP Acquisitions PLC, 9.625%, 2012                                                                 310,000                323,562
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Norske Skog Canada Ltd., 7.375%, 2014                                                              695,000                634,188
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Stone Container Corp., 7.375%, 2014                                                              1,000,000                900,000
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Stora Enso Oyj, 6.404%, 2016 (a)                                                                 1,560,000              1,579,161
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Verso Paper Holdings LLC, 9.125%, 2014 (a)                                                         160,000                159,200
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                                                                                                                     $  4,226,798
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GAMING & LODGING - 2.0%
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Boyd Gaming Corp., 6.75%, 2014                                                               $     520,000           $    490,100
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Caesars Entertainment, Inc., 8.125%, 2011                                                          730,000                768,325
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GTECH Holdings Corp., 5.25%, 2014                                                                  235,000                235,136
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Harrah's Operating Co., Inc., 5.625%, 2015                                                       2,147,000              2,009,442
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Host Marriott LP, 7.125%, 2013                                                                     465,000                469,650
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Host Marriott LP, 6.375%, 2015                                                                     250,000                240,000
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Host Marriott LP, 6.75%, 2016                                                                    1,000,000                970,000
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Mandalay Resort Group, 9.375%, 2010                                                                450,000                475,313
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MGM Mirage, Inc., 8.375%, 2011                                                                   1,155,000              1,188,206
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MGM Mirage, Inc., 6.75%, 2013 (a)                                                                  230,000                221,950
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MGM Mirage, Inc., 6.875%, 2016 (a)                                                                 195,000                185,006
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Scientific Games Corp., 6.25%, 2012                                                                380,000                360,050
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Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                          1,810,000              1,959,325
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Station Casinos, Inc., 6.5%, 2014                                                                  455,000                424,288
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Wynn Las Vegas LLC, 6.625%, 2014                                                                   395,000                377,225
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                                                                                                                     $ 10,374,016
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INDUSTRIAL - 0.2%
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Amsted Industries, Inc., 10.25%, 2011 (z)                                                    $     725,000           $    783,000
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JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                  310,000                305,350
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                                                                                                                     $  1,088,350
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INSURANCE - 0.9%
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American International Group, Inc., 4.25%, 2013                                              $   4,250,000           $  3,945,173
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UnumProvident Corp., 7.625%, 2011                                                                  110,000                117,014
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UnumProvident Corp., 6.85%, 2015 (a)                                                               580,000                587,369
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                                                                                                                     $  4,649,556
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INSURANCE - PROPERTY & CASUALTY - 0.6%
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AXIS Capital Holdings Ltd., 5.75%, 2014                                                      $   1,689,000           $  1,639,203
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Fund American Cos., Inc., 5.875%, 2013                                                           1,351,000              1,326,344
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                                                                                                                     $  2,965,547
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 2.6%
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KfW Bankengruppe, FRN, 2.844%, 2007                                                        EUR   3,321,000           $  4,253,447
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Landesbank Baden-Wurttemberg, FRN, 3.092%, 2007                                            EUR   1,105,000              1,415,667
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Landesbank Baden-Wurttemberg, FRN, 3.217%, 2007                                            EUR   1,033,000              1,323,613
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Landesbank Baden-Wurttemberg, FRN, 3.333%, 2007                                            EUR   1,950,000              2,498,991
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Network Rail MTN Finance PLC, FRN, 3.255%, 2007                                            EUR   3,359,000              4,303,993
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                                                                                                                     $ 13,795,711
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INTERNATIONAL MARKET SOVEREIGN - 21.1%
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Commonwealth of Australia, 6.5%, 2013                                                      AUD     516,000           $    411,049
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Federal Republic of Germany, 3.5%, 2008                                                    EUR   4,199,000              5,381,150
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Federal Republic of Germany, 3.75%, 2015                                                   EUR   4,531,000              5,814,596
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Federal Republic of Germany, 6.25%, 2030                                                   EUR     774,000              1,319,921
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Government of Canada, 4.5%, 2015                                                           CAD     731,000                682,236
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Government of Canada, 8%, 2023                                                             CAD     949,000              1,247,106
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Kingdom of Denmark, 4%, 2015                                                               DKK   3,674,000                641,420
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Kingdom of Netherlands, 5.75%, 2007                                                        EUR   4,645,000              6,011,990
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Kingdom of Netherlands, 3.75%, 2009                                                        EUR   5,253,000              6,770,024
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Kingdom of Norway, 5%, 2015                                                                NOK   3,590,000                605,395
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Kingdom of Spain, 6%, 2008                                                                 EUR   5,210,000              6,894,934
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Kingdom of Spain, 5.35%, 2011                                                              EUR   3,107,000              4,295,868
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Republic of Austria, 5.5%, 2007                                                            EUR   5,424,000              7,097,699
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Republic of Finland, 5.375%, 2013                                                          EUR   8,835,000             12,456,021
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Republic of France, 4.75%, 2007                                                            EUR   9,732,000             12,600,910
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Republic of France, 4.75%, 2012                                                            EUR   1,219,000              1,655,048
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Republic of France, 6%, 2025                                                               EUR     874,000              1,419,641
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Republic of Ireland, 4.25%, 2007                                                           EUR   7,693,000              9,932,321
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Republic of Ireland, 4.6%, 2016                                                            EUR   5,416,000              7,403,316
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United Kingdom Treasury, 5.75%, 2009                                                       GBP   3,268,000              6,405,121
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United Kingdom Treasury, 5%, 2012                                                          GBP   3,873,000              7,503,835
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United Kingdom Treasury, 8%, 2015                                                          GBP   1,664,000              3,995,617
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                                                                                                                     $110,545,218
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MACHINERY & TOOLS - 0.5%
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Case New Holland, Inc., 6%, 2009                                                             $   1,415,000           $  1,386,700
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Case New Holland, Inc., 9.25%, 2011                                                                160,000                169,600
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Case New Holland, Inc., 7.125%, 2014                                                               380,000                375,250
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Manitowoc Co., Inc., 10.5%, 2012                                                                   331,000                355,825
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Terex Corp., 9.25%, 2011                                                                           265,000                279,244
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                                                                                                                     $  2,566,619
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MAJOR BANKS - 0.3%
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BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                                 $   1,667,000           $  1,565,663
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
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DaVita, Inc., 6.625%, 2013                                                                   $     170,000           $    165,750
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DaVita, Inc., 7.25%, 2015                                                                          555,000                543,900
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Fisher Scientific International, Inc., 6.125%, 2015                                              1,500,000              1,483,125
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HCA, Inc., 8.75%, 2010                                                                             660,000                664,950
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HCA, Inc., 6.375%, 2015                                                                            930,000                739,350
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Omnicare, Inc., 6.875%, 2015                                                                       760,000                726,750
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Owens & Minor, Inc., 6.35%, 2016                                                                   970,000                971,290
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Triad Hospitals, Inc., 7%, 2013                                                                    565,000                539,575
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                                                                                                                     $  5,834,690
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METALS & MINING - 0.8%
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Arch Western Finance LLC, 6.75%, 2013                                                        $     410,000           $    395,650
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Foundation PA Coal Co., 7.25%, 2014                                                                740,000                719,650
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Ispat Inland ULC, 9.75%, 2014                                                                    1,200,000              1,348,800
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Massey Energy Co., 6.875%, 2013                                                                    785,000                728,087
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Peabody Energy Corp., 5.875%, 2016                                                                 425,000                387,813
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Peabody Energy Corp., "B", 6.875%, 2013                                                            355,000                351,450
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U.S. Steel Corp., 9.75%, 2010                                                                      413,000                438,813
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                                                                                                                     $  4,370,263
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MORTGAGE BACKED - 13.4%
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Fannie Mae, 3.81%, 2013                                                                      $     580,798           $    537,901
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Fannie Mae, 4.1%, 2013                                                                             936,794                881,104
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Fannie Mae, 4.19%, 2013                                                                            793,590                748,868
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Fannie Mae, 4.845%, 2013                                                                           250,884                244,688
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Fannie Mae, 4.519%, 2014                                                                           902,479                862,017
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Fannie Mae, 4.6%, 2014                                                                             757,226                728,202
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Fannie Mae, 4.667%, 2014                                                                         1,338,066              1,289,374
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Fannie Mae, 4.77%, 2014                                                                            590,938                571,822
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Fannie Mae, 4.56%, 2015                                                                            317,372                303,125
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Fannie Mae, 4.665%, 2015                                                                           257,036                247,144
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Fannie Mae, 4.7%, 2015                                                                             245,252                236,321
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Fannie Mae, 4.74%, 2015                                                                            600,000                578,096
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Fannie Mae, 4.815%, 2015                                                                           600,000                580,506
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Fannie Mae, 4.87%, 2015                                                                            517,874                504,213
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Fannie Mae, 4.89%, 2015                                                                            172,785                168,509
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Fannie Mae, 4.925%, 2015                                                                         1,928,982              1,882,332
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Fannie Mae, 6%, 2016 - 2034                                                                      6,196,978              6,248,003
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Fannie Mae, 5.5%, 2019 - 2035                                                                   40,199,826             39,632,205
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Fannie Mae, 4.88%, 2020                                                                            566,090                556,241
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Fannie Mae, 6.5%, 2032 - 2033                                                                    3,229,718              3,288,910
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Freddie Mac, 5%, 2024                                                                              394,000                391,646
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Freddie Mac, 5.5%, 2034                                                                          7,840,909              7,725,754
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Freddie Mac, 6%, 2034                                                                            2,108,364              2,117,046
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 70,324,027
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NATURAL GAS - DISTRIBUTION - 0.1%
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AmeriGas Partners LP, 7.25%, 2015                                                            $     470,000           $    461,775
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AmeriGas Partners LP, 7.125%, 2016                                                                 175,000                170,187
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    631,962
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NATURAL GAS - PIPELINE - 1.2%
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Atlas Pipeline Partners LP, 8.125%, 2015                                                     $     375,000           $    382,500
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 1,600,000              1,764,362
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                           170,000                159,915
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked, 7.75%, 2011 (a)                                                        745,000                758,969
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 7.125%, 2012                                                      2,000,000              2,109,238
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                        311,000                303,276
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                   800,000                862,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,340,260
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                     $     815,000           $    891,406
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                              405,000                427,275
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                                                    180,000                187,200
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                          860,000                896,550
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                          450,000                487,125
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034                                                                 1,000,000                902,835
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                              1,000,000              1,077,135
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                             2,542,000              2,639,397
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016 (a)                                                                 280,000                296,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,805,023
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                                                $     210,000           $    201,075
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                               435,000                432,825
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    633,900
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                     $   3,550,000           $  3,707,833
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (a)                                                              $     982,000           $    979,545
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                                                1,400,000              1,450,750
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                                    808,000                808,000
---------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.205%, 2012 (z)                                         1,500,000              1,488,746
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                                 1,676,000              1,595,917
---------------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 7.3294%, 2010 (z)                                                        1,750,000              1,767,500
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                                         1,330,000              1,339,725
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (a)                                                                  637,000                649,740
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., 7.25% to 2016, FRN to 2049 (z)                                                    200,000                201,272
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                            2,100,000              2,045,442
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (a)                                                  367,000                375,441
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                                                      128,000                130,944
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                                3,800,000              3,806,285
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                                                    1,898,000              1,906,127
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                         1,408,000              1,409,418
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                  829,000                812,908
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                                                   655,000                635,752
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.125%, 2008 (a)                                                    682,000                685,410
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (a)                                                      176,000                169,840
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (a)                                                    498,000                490,530
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.75%, 2013 (a)                                                            590,000                591,475
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                               1,300,000              1,383,487
---------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 6.125% to 2011, FRN to 2016 (a)                                                      1,490,000              1,506,295
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,230,549
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                            $   2,880,000           $  3,275,712
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                             $     565,000           $    596,075
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                 1,527,000              1,639,616
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                515,000                471,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,706,916
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                               $   2,809,000           $  2,974,029
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, REIT, 4.75%, 2014                                                          $   1,500,000           $  1,402,810
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                         1,324,000              1,350,819
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,753,629
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                              $   1,500,000           $  1,690,490
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                $     420,000           $    424,200
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                 315,000                333,900
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 9.55%, 2008                                                                             940,000              1,015,105
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                1,100,000              1,028,468
---------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%, 2014 (a)                                                   305,000                294,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,095,998
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                 $     310,000           $    316,587
---------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                               $     515,000           $    569,075
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (z)                                                                240,000                238,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    807,875
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                                                      $   1,426,000           $  1,365,066
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                    $   1,500,000           $  1,895,901
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                     240,000                253,200
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                1,700,000              1,774,139
---------------------------------------------------------------------------------------------------------------------------------
Excelcomindo Finance Co., 7.125%, 2013 (a)                                                         100,000                 99,000
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         1,315,000              1,278,463
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                                550,000                539,000
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                  450,000                470,250
---------------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg S.A., 8.25%, 2016                                                                 2,036,000              2,061,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,371,403
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                                                     $     818,000           $    840,541
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015 (a)                                                          1,300,000              1,333,791
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,174,332
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                                                $     315,000           $    326,813
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                                 375,000                352,500
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                            370,000                359,825
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,039,138
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                   $   7,277,666           $  6,886,841
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                       5,582,028              5,416,955
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                       2,526,531              2,492,119
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,795,915
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                                               $   4,500,000           $  5,103,635
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625%, 2015                                                               3,350,000              4,772,571
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 (f)                                                             8,000,000              9,173,128
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                  635,000                675,580
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                                 2,500,000              2,418,165
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                1,285,000              1,229,334
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 9.875%, 2015                                                                5,025,000              6,923,902
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.5%, 2016                                                                  4,128,000              4,051,083
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                             11,153,789             10,952,931
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                          3,831,519              3,648,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 48,949,104
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)                                             $     370,000           $    399,600
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                            634,000                664,450
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                     1,350,000              1,541,821
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016 (a)                                                             385,000                385,000
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                               1,269,000              1,409,623
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       1,273,000              1,340,904
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   4,199,000              4,354,959
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                           1,500,000              1,578,234
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                315,000                335,475
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                            555,000                549,450
---------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                              545,000                547,725
---------------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015                                                                     900,000                889,647
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                 1,435,000              1,425,166
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                   1,110,000              1,093,350
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                235,000                244,400
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (a)                                                  2,255,683              2,199,223
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                             570,000                531,472
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                         1,220,000              1,272,959
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,763,458
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $512,511,086
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (n)                                                          3,683           $          0
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                                                             1           $         13
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $         13
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25%                                                                    17,225           $    325,552
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                                                   STRIKE PRICE       FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (n)                                  $0.14             1/28/1997        1,625      $          0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (n)                                  $0.14             1/28/1997          750                 0
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $          0
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                          $52.00            12/31/2002            1      $          0
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL WARRANTS                                                                                                     $          0
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.27%, due 9/01/06 (y)                                                        $ 3,909,000      $  3,909,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                              $516,745,651
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                   7,918,147
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $524,663,798
---------------------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $46,156,529, representing 8.8% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of August 31, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $501,115,937 and 96.98% of market value. An independent pricing service provided an evaluated bid for 96.18% of the market value.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                          ACQUISITION      ACQUISITION           CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                         DATE             COST           MARKET VALUE      NET ASSETS

Amsted Industries, Inc., 10.25%, 2011                      8/08/2003        $ 725,000         $  783,000
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.1281%, 2040                                         3/01/2006        1,160,000          1,159,993
Bosphorus Financial Services Ltd., FRN, 7.205%, 2012       3/08/2005        1,500,000          1,488,746
DFS Funding Corp., FRN, 7.3294%, 2010                      6/24/2005        1,750,000          1,767,500
FMG Finance Ltd., 10.625%, 2016                            8/11/2006          240,000            238,800
ICICI Bank Ltd., 7.25% to 2016, FRN to 2049                8/17/2006          198,648            201,272
Pan American Energy LLC, 7.75%, 2012                       8/02/2006          109,000            109,681
Spirit Master Funding LLC, 5.05%, 2023                     7/15/2005        1,906,137          1,821,494
--------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                   $7,570,486           1.4%
                                                                                              ==========         =======


The following abbreviations are used in this report and are defined:

FRN           Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT          Real Estate Investment Trust
TIPS          Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

             AUD      Australian Dollar
             CAD      Canadian Dollar
             CNY      Chinese Yuan Renminbi
             DKK      Danish Krone
             EUR      Euro
             GBP      British Pound
             MYR      Malaysian Ringgit
             NOK      Norwegian Krone
             NZD      New Zealand Dollar
             SGD      Singapore Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CHARTER INCOME TRUST

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follow

Aggregate Cost                                                                   $526,025,481
                                                                                 ============
Gross unrealized appreciation                                                       6,162,316
Gross unrealized depreciation                                                     (15,442,146)
                                                                                 ------------
      Net unrealized appreciation (depreciation)                                 $ (9,279,830)
                                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                 NET UNREALIZED
     CONTRACTS TO                                                  CONTRACTS      APPRECIATION
   DELIVER/RECEIVE        SETTLEMENT DATE     IN EXCHANGE FOR      AT VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------
SALES
-----
AUD          543,317         10/10/06          $    413,084           414,634       $  (1,550)
DKK        3,734,465         10/25/06               642,417           643,594          (1,177)
EUR       82,392,282    10/04/06-10/20/06       106,183,656       105,891,107         292,549
GBP        9,529,224        10/02/2006           17,801,455        18,160,407        (358,952)
NOK        3,896,847         9/11/06                620,523           616,938           3,585
NZD        1,365,423         10/10/06               842,616           893,035         (50,419)
                                               ------------      ------------       ---------
                                               $126,503,751      $126,619,715       $(115,964)
                                               ============      ============       =========

PURCHASES
---------
CNY       42,072,400         9/07/06           $  5,298,457         5,291,660       $  (6,797)
EUR        1,029,340         10/04/06             1,313,294         1,321,747           8,453
MYR        4,696,964         9/25/06              1,283,324         1,277,665          (5,659)
NZD        1,017,650         10/10/06               647,958           665,579          17,621
SGD        2,049,719         9/05/06              1,297,291         1,302,919           5,628
                                               ------------      ------------       ---------
                                               $  9,840,324      $  9,859,570       $  19,246
                                               ============      ============       =========

At August 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $18,782 with Merrill Lynch
International.

FUTURES CONTRACTS

                                                                                       UNREALIZED
                                                                       EXPIRATION     APPRECIATION
                                        CONTRACTS         VALUE           DATE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                  50          $ 5,553,125      Dec-06         $ 12,325
U.S. Treasury Note 10 year (Short)         88            9,449,000      Dec-06          (18,870)
---------------------------------------------------------------------------------------------------
                                                                                       $ (6,545)
                                                                                       ========

SWAP AGREEMENTS

                                                                                              UNREALIZED
                     NOTIONAL                         CASH FLOWS         CASH FLOWS          APPRECIATION
EXPIRATION            AMOUNT      COUNTERPARTY        TO RECEIVE           TO PAY           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
CREDIT DEFAULT
3/20/11 USD          1,270,000    Citibank, N.A.          (1)         0.65% (fixed rate)      $ (9,324)
3/20/11 USD          2,500,000    Merrill Lynch           (2)         0.43% (fixed rate)        (7,220)
                                  International
                                                                                              --------
                                                                                              $(16,544)
                                                                                              ========

     (1) Fund to receive notional amount upon a defined credit default event by Autozone, Inc., 5.875%, 10/15/12.
     (2) Fund to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.

At August 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2006, are as follows:

-----------------------------------------
United States                       63.1%
-----------------------------------------
United Kingdom                       4.7%
-----------------------------------------
Germany                              4.4%
-----------------------------------------
Ireland                              3.5%
-----------------------------------------
France                               3.3%
-----------------------------------------
Finland                              2.7%
-----------------------------------------
Netherlands                          2.5%
-----------------------------------------
Spain                                2.4%
-----------------------------------------
Russia                               2.4%
-----------------------------------------
Others                              11.0%
-----------------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 19, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 19, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.